Debt - Summary of Debt, Including Drawings Under Credit Lines (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Payable in 2015, interest rate of 5.250% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2015
Bonds, interest rate	5.25%
Payable in 2018, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2018
Bonds, interest rate	6.25%
Payable in 2016, interest rate of 7.250% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2016
Bonds, interest rate	7.25%
Payable in 2017, interest rate of 7.875% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2017
Bonds, interest rate	7.875%
Payable in 2013, interest rate of 7.750% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2013
Bonds, interest rate	7.75%
Payable in 2016, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2016
Bonds, interest rate	6.25%
Payable in 2015, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2015
Bonds, interest rate	3.875%
Payable in 2018, interest rate of 3.625% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2018
Bonds, interest rate	3.625%
Payable in 2017, interest rate of 3.250% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2017
Bonds, interest rate	3.25%